Property, Plant and Equipment, Net - Additional Information (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jul. 01, 2022
Property, Plant and Equipment [Line Items]
Depreciation expenses	¥ 1,804,658,000	¥ 1,571,754,000	¥ 1,645,760,000
Finance Lease, Liability	796,157,000	819,637,000
Accelarated depreciation on property plant and equipment	172,798,000	212,907,000
Construction In Progress [Member]
Property, Plant and Equipment [Line Items]
Interest expenses capitalized	¥ 15,220	¥ 31,878	¥ 107,415
Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Finance Lease, Liability				¥ 1,001,820